Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Maximum Amount of Accounts Receivables Sales and Amount of Sold Accounts Receivables before Maturity by Contract

The respective maximum amount of accounts receivables sales and the amount of sold accounts receivables before maturity by contract are as follows:

(In millions of USD and KRW)

Classification	Financial institutions	Maximum			Not yet due
		Contractual amount		KRW equivalent	Contractual amount		KRW equivalent
Controlling Company	Shinhan Bank	KRW USD	90,000 25	90,000 27,953	— USD	12	— 13,286
	Sumitomo Mitsui Banking Corporation	USD	20	22,362		—	—
		KRW	130,000	130,000	KRW	36,089	36,089
	Bank of Tokyo-Mitsubishi UFJ	USD	40	44,724	USD	40	44,516
	BNP Paribas	USD	200	223,620	USD	12	13,630
	ING Bank	USD	150	167,715	USD	31	35,554

		USD	435		USD	95
		KRW	220,000	706,374	KRW	36,089	143,075

Subsidiaries
LG Display Singapore Pte. Ltd.	Standard Chartered Bank	USD	300	335,430	USD	209	233,364

LG Display Taiwan Co., Ltd.	BNP Paribas	USD	52	58,141	USD	9	10,063
	Australia and New Zealand Banking Group Ltd	USD	70	78,267	USD	52	58,142
	Taishin International Bank	USD	289	323,131	USD	86	96,157

LG Display Germany GmbH	Citibank	USD	160	178,896		—	—
	BNP Paribas	USD	75	83,858	USD	75	83,767

LG Display America, Inc.	Hongkong & Shanghai Banking Corp.	USD	400	447,240	USD	230	257,164
	Standard Chartered Bank	USD	600	670,860	USD	515	575,823
	Sumitomo Mitsui Banking Corporation	USD	80	89,448	USD	67	74,915

LG Display Japan Co., Ltd.	Sumitomo Mitsui Banking Corporation	USD	20	22,362		—	—

LG Display Guangzhou Trading Co., Ltd.	Industrial and Commercial Bank of China		—	—		—	—

		USD	2,046	2,287,633	USD	1,243	1,389,395

		USD	2,481		USD	1,338
		KRD	220,000	2,994,007	KRW	36,089	1,532,470